Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Statutory Financial Information
Schedule of LIC's statutory net income and statutory capital surplus

	December 31,
	2018	2019
Statutory net loss	$(6.6)	$(12.0)
Statutory capital and surplus	$23.6	$48.4